Executive Benefit Agreements and Employee Savings Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Executive Benefit Agreements

The following table includes information about these agreements:

	December 31,
	2015	2014
	(In Thousands)
Total undiscounted death benefits	$4,501	$6,417
Total accrued death benefits	$4,040	$4,054

Total undiscounted executive benefits	$913	$1,900
Total accrued executive benefits	$564	$1,363

Executive Benefit Expenses
	December 31,
	2015	2014	2013
	(In Thousands)
Costs (recovery of costs) associated with executive benefits included in SG&A, net (1)	$(561)	$166	$(2)

(1)

During 2015, the employment of certain executives, subject to the provisions of the 1981 and 1992 Agreements, were terminated, resulting in the forfeiture of the respective benefits.  As a result of these events, the accrual for these estimated benefits was derecognized resulting in a net recovery of costs associated with executive benefits.

Life Insurance Policies

The following table summarizes certain information about these life insurance policies.

	December 31,
	2015	2014
	(In Thousands)
Total face value of life insurance policies	$21,242	$26,242

Total cash surrender values of life insurance policies	$5,007	$6,936
Loans on cash surrender values	(1,288)	—
Net cash surrender values	$3,719	$6,936

Life Insurance Premiums

	2015	2014	2013
	(In Thousands)
Cost of life insurance premiums	$1,040	$1,077	$1,006
Increases in cash surrender values	(586)	(714)	(681)
Net cost of life insurance premiums included in SG&A	$454	$363	$325